Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Schedule Of Prepaid Expenses And Other Current Assets

	March 31, 2022	December 31, 2021
	(Unaudited)
Prepayment on inventory not received	$33,000	$225,979
Prepaid expenses	143,158	113,600
Value added tax receivable	94,162	83,602
Security deposit	7,214	7,394
Purchase deposits	—	1,507
Prepaid expenses and other current assets	$277,534	$432,082

	December 31, 2021	December 31, 2020
Prepayment on inventory not received	$225,979	$—
Prepaid expenses	113,600	14,184
Value added tax receivable	83,602	—
Security deposit	7,394	—
Purchase deposits	1,507	—
Prepaid expenses and other current assets	$432,082	$14,184